CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
ASSETS
Cash and due from financial institutions	$ 8,192	$ 23,430
Securities available for sale	87,930	94,456
Loans held for sale	482	719
Loans, net of allowance of $1,989 and $2,004	175,476	179,998
Federal Home Loan Bank stock, at cost	1,953	1,953
Other real estate owned, net	375	1,001
Premises and equipment, net	6,197	6,078
Company owned life insurance	6,887	6,685
Accrued interest receivable	1,134	1,255
Other assets	2,382	1,584
Total Assets	291,008	317,159
Deposits
Non-interest bearing	6,308	6,422
Interest bearing	211,032	230,050
Total deposits	217,340	236,472
Federal Home Loan Bank advances	13,230	17,672
Accrued interest payable	278	376
Other liabilities	2,255	2,057
Total liabilities	233,103	256,577
Commitments and contingent liabilities (Note 14)
Shareholders' equity
Common stock, $.01 par value, 30,000,000 shares authorized, 3,350,916 and 3,372,375 issued and outstanding at September 30, 2013 and 2012, respectively	34	34
Additional paid-in-capital	30,005	31,979
Retained earnings	31,074	29,416
Unearned Employee Stock Ownership Plan (ESOP) shares	(2,428)	(2,563)
Accumulated other comprehensive income (loss)	(780)	1,716
Total shareholders' equity	57,905	60,582
Total Liabilities and Shareholders' Equity	$ 291,008	$ 317,159